Commitments and contingencies - Summary of Current And Non Current Components of Exit Liabilities (Details) - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable and accrued liabilities		$ 360	$ 272
Other long-term liabilities		255	506
Restructuring Reserve, Total		615	$ 778
European Wax Center, Inc. and Subsidiaries
Restructuring Cost and Reserve [Line Items]
Accounts payable and accrued liabilities	$ 348	360
Other long-term liabilities		255
Restructuring Reserve, Total	$ 348	$ 615